Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies (Textual)
Unrecognized tax benefits period		12 months
Leases initial term	12 months	12 months
Allowance for doubtful accounts	$ 291,372	$ 291,372	$ 133,288
Sales tax description		Accounts at each institution are insured by the Federal Deposit Insurance Corporation (FDIC), up to $250,000.
Amount excess of FDIC insurance limit		$ 11,229,444	12,962,958
Advertising and promotional expense		$ 736,656	$ 269,550
Valuation allowance for the deferred tax assets and state income taxes	100.00%